JPMorgan U.S. GARP Equity Fund
Schedule of Portfolio Investments as of September 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.3%
Aerospace & Defense — 0.6%
Textron, Inc.	98	5,727
Air Freight & Logistics — 0.5%
FedEx Corp.	33	4,870
Automobiles — 3.5%
Tesla, Inc. *	123	32,748
Banks — 0.4%
SVB Financial Group *	10	3,257
Beverages — 2.3%
Coca-Cola Co. (The)	74	4,173
Monster Beverage Corp. *	52	4,505
PepsiCo, Inc.	80	13,077
		21,755
Biotechnology — 4.1%
AbbVie, Inc.	138	18,555
BioMarin Pharmaceutical, Inc. *	22	1,857
Neurocrine Biosciences, Inc. *	32	3,388
Regeneron Pharmaceuticals, Inc. *	10	6,613
Vertex Pharmaceuticals, Inc. *	27	7,991
		38,404
Building Products — 1.0%
Masco Corp.	40	1,867
Trane Technologies plc	54	7,791
		9,658
Capital Markets — 1.1%
Charles Schwab Corp. (The)	82	5,886
S&P Global, Inc.	15	4,550
		10,436
Chemicals — 1.2%
Eastman Chemical Co.	49	3,531
Linde plc (United Kingdom)	28	7,468
		10,999
Commercial Services & Supplies — 0.8%
Waste Management, Inc.	47	7,530
Construction & Engineering — 0.4%
Quanta Services, Inc.	31	3,911
Consumer Finance — 0.5%
American Express Co.	16	2,172
Capital One Financial Corp.	26	2,378
		4,550
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc. *	22	1,286

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electronic Equipment, Instruments & Components — 0.8%
Keysight Technologies, Inc. *	45	7,081
Entertainment — 1.5%
Electronic Arts, Inc.	49	5,728
Netflix, Inc. *	34	7,975
		13,703
Equity Real Estate Investment Trusts (REITs) — 1.8%
Equinix, Inc.	6	3,242
Gaming and Leisure Properties, Inc.	79	3,508
Host Hotels & Resorts, Inc.	175	2,776
Prologis, Inc.	72	7,336
		16,862
Food & Staples Retailing — 1.2%
Costco Wholesale Corp.	24	11,334
Food Products — 0.4%
Hershey Co. (The)	16	3,417
Health Care Equipment & Supplies — 1.2%
Align Technology, Inc. *	12	2,506
Boston Scientific Corp. *	231	8,931
		11,437
Health Care Providers & Services — 4.3%
Elevance Health, Inc.	16	7,086
Humana, Inc.	14	6,962
UnitedHealth Group, Inc.	51	25,707
		39,755
Hotels, Restaurants & Leisure — 3.2%
Booking Holdings, Inc. *	2	2,711
Chipotle Mexican Grill, Inc. *	4	6,236
Domino's Pizza, Inc.	8	2,668
Expedia Group, Inc. *	49	4,591
Marriott International, Inc., Class A	28	3,910
McDonald's Corp.	31	7,084
Yum! Brands, Inc.	22	2,382
		29,582
Household Durables — 0.4%
Toll Brothers, Inc.	91	3,835
Insurance — 0.7%
Arch Capital Group Ltd. *	84	3,816
Travelers Cos., Inc. (The)	15	2,344
		6,160
Interactive Media & Services — 5.9%
Alphabet, Inc., Class A *	242	23,147

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Interactive Media & Services — continued
Alphabet, Inc., Class C *	236	22,692
Meta Platforms, Inc., Class A *	67	9,158
		54,997
Internet & Direct Marketing Retail — 5.8%
Amazon.com, Inc. *	476	53,788
IT Services — 4.3%
Accenture plc, Class A	21	5,223
Fidelity National Information Services, Inc.	27	2,058
Mastercard, Inc., Class A	107	30,496
Visa, Inc., Class A	15	2,647
		40,424
Life Sciences Tools & Services — 2.5%
Agilent Technologies, Inc.	37	4,546
IQVIA Holdings, Inc. *	28	5,036
Thermo Fisher Scientific, Inc.	25	12,528
Waters Corp. *	6	1,563
		23,673
Machinery — 1.4%
Deere & Co.	10	3,339
Ingersoll Rand, Inc.	66	2,838
Otis Worldwide Corp.	51	3,260
Parker-Hannifin Corp.	15	3,659
		13,096
Media — 0.5%
Charter Communications, Inc., Class A *	15	4,656
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	94	2,574
Oil, Gas & Consumable Fuels — 2.1%
Cheniere Energy, Inc.	83	13,804
EOG Resources, Inc.	53	5,843
		19,647
Pharmaceuticals — 0.9%
Zoetis, Inc.	58	8,527
Real Estate Management & Development — 0.3%
Jones Lang LaSalle, Inc. *	19	2,810
Road & Rail — 1.6%
CSX Corp.	260	6,934
Norfolk Southern Corp.	15	3,040
Uber Technologies, Inc. *	185	4,911
		14,885
Semiconductors & Semiconductor Equipment — 5.7%
Advanced Micro Devices, Inc. *	139	8,788
Lam Research Corp.	24	8,638

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
NVIDIA Corp.	80	9,760
NXP Semiconductors NV (China)	48	7,007
QUALCOMM, Inc.	82	9,264
Texas Instruments, Inc.	60	9,364
		52,821
Software — 16.4%
Adobe, Inc. *	8	2,133
Cadence Design Systems, Inc. *	76	12,453
Coupa Software, Inc. *	69	4,081
Dropbox, Inc., Class A *	306	6,347
HubSpot, Inc. *	3	864
Intuit, Inc.	38	14,583
Microsoft Corp.	396	92,322
Palo Alto Networks, Inc. *	71	11,645
VMware, Inc., Class A	19	1,991
Workday, Inc., Class A *	41	6,195
		152,614
Specialty Retail — 3.8%
Bath & Body Works, Inc.	91	2,954
Best Buy Co., Inc.	55	3,509
Burlington Stores, Inc. *	36	4,017
Lowe's Cos., Inc.	90	16,884
O'Reilly Automotive, Inc. *	11	7,877
		35,241
Technology Hardware, Storage & Peripherals — 11.1%
Apple, Inc.	691	95,469
Hewlett Packard Enterprise Co.	250	2,999
Seagate Technology Holdings plc	92	4,902
		103,370
Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B	58	4,829
Tobacco — 0.6%
Philip Morris International, Inc.	65	5,396
Trading Companies & Distributors — 0.6%
United Rentals, Inc. *	22	5,862
Total Common Stocks (Cost $679,225)		897,507

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 3.5%
Investment Companies — 3.5%
JPMorgan Prime Money Market Fund Class IM Shares, 3.02% (a) (b) (Cost $33,156)	33,153	33,166
Total Investments — 99.8% (Cost $712,381)		930,673
Other Assets Less Liabilities — 0.2%		1,652
NET ASSETS — 100.0%		932,325

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.
Futures contracts outstanding as of September 30, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	175	12/16/2022	USD	31,539	(4,209)

Abbreviations
USD	United States Dollar

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under the Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under the SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$930,673	$—	$—	$930,673
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(4,209)	$—	$—	$(4,209)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.02% (a) (b)	$38,483	$17,996	$23,321	$—	$8	$33,166	33,153	$203	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (a) (b)	638	1,404	2,042	—	—	—	—	2	—
Total	$39,121	$19,400	$25,363	$—	$8	$33,166		$205	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.